11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
July 31, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Oppenheimer Master Loan Fund, Invesco Oppenheimer Senior Floating Rate Fund and Invesco Oppenheimer Senior Floating Rate Plus Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 28, 2020 (Accession Number: 0001193125-20-200818).
Please direct any comments or questions to the undersigned, or contact me at (713) 214-4809 or at venus.nesbitt@invesco.com.
Very truly yours,
/s/ Venus Nesbitt
Venus Nesbitt
Paralegal III